FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2010

(unaudited)

	Shares	Value (A)
Stocks — 98.6%

Energy — 74.8%
Exploration & Production — 24.0%
Anadarko Petroleum Corp.	190,000	$13,837,700
Apache Corp.	200,000	20,300,000
Devon Energy Corp. (E)	110,000	7,087,300
Energen Corp.	250,000	11,632,500
EOG Resources, Inc.	120,000	11,152,800
Forest Oil Corp. (B)(C)	89,477	2,310,296
Newfield Exploration Co. (C)	50,000	2,602,500
Noble Energy, Inc.	260,000	18,980,000
Occidental Petroleum Corp. (E)	440,000	37,197,600
Pioneer Natural Resources Co. (B)	140,000	7,884,800
Southwestern Energy Co. (C)	124,400	5,065,568
XTO Energy Inc.	426,500	20,122,270

		158,173,334

Integrated — 30.8%
Chevron Corp.	940,000	71,280,200
ConocoPhillips	350,000	17,909,500
Exxon Mobil Corp. (F)	1,020,000	68,319,600
Hess Corp.	250,000	15,637,500
Royal Dutch Shell plc ADR	322,700	18,671,422
Total S.A. ADR	200,000	11,604,000

		203,422,222

Pipelines — 2.3%
Spectra Energy Corp. (B)	208,812	4,704,534
Williams Companies, Inc.	450,000	10,395,000

		15,099,534

Services — 17.7%
Baker Hughes, Inc. (B)	105,000	4,918,200
Halliburton Co.	700,000	21,091,000
Nabors Industries Ltd. (C)	520,000	10,207,600
National Oilwell Varco, Inc.	138,538	5,621,872
Noble Corp.	640,000	26,764,800
Schlumberger Ltd. (B)	250,000	15,865,000
Transocean Ltd. (C)	307,953	26,600,980
Weatherford International, Ltd. (C)	370,000	5,868,200

		116,937,652

Basic Materials — 12.6%
Cliffs Natural Resources Inc. (E)	127,860	9,071,667
CONSOL Energy Inc. (E)	125,000	5,332,500
Freeport-McMoRan Copper & Gold Inc.	235,000	19,631,900
International Coal Group, Inc. (C)(E)	3,000,000	13,710,000
Massey Energy Co.	160,000	8,366,400
Potash Corporation of Saskatchewan Inc. (E)	90,000	10,741,500
Praxair, Inc.	196,508	16,310,164

		83,164,131

Utilities — 11.2%
AGL Resources Inc.	165,000	6,377,250
EQT Corp. (B)	300,000	12,300,000
MDU Resources Group, Inc.	375,000	8,092,500
National Fuel Gas Co.	200,000	10,110,000
New Jersey Resources Corp. (B)	300,000	11,268,000
Northeast Utilities	200,000	5,528,000
Questar Corp.	240,000	10,368,000
Southwest Gas Corp.	77,070	2,305,934
WGL Holdings, Inc. (B)	222,275	7,701,829

		74,051,513

Total Stocks (Cost $390,109,291)		650,848,386

Short-Term Investments — 1.6%

Money Market Funds — 1.6%
Fidelity Institutional Money Market - Government Portfolio, 0.04% (D)	143,434	143,434
RBC U.S. Government Money Market (Institutional Class I), 0.09% (D)	9,759,763	9,759,763
Vanguard Federal Money Market, 0.01% (D)	18,649	18,649
Western Asset Institutional Government Money Market (Class I), 0.05% (D)	379,685	379,685

Total Short-Term Investments (Cost $10,301,531)		10,301,531

Total Securities Lending Collateral — 1.9% (Cost $12,931,057)

Money Market Funds — 1.9%
Invesco Aim Short-Term Investment Trust-Liquid Assets Portfolio (Institutional Class), 0.13% (D)	12,931,057	12,931,057

Total Investments — 102.1% (Cost $413,341,879)		674,080,974
Cash, receivables, prepaid expenses and other assets, less liabilities — (2.1)%		(13,942,738)

Net Assets — 100%		$660,138,236

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $8,326,380.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $4,550,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2010

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
334	Cliffs Natural Resources Inc.	$90	Jul 10	$(63,460)
200	CONSOL Energy Inc.	60	Apr 10	(1,000)
220	CONSOL Energy Inc.	55	Apr 10	(2,200)
100	Devon Energy Corp.	70	Apr 10	(3,500)
400	International Coal Group, Inc.	5	Jun 10	(14,000)
200	Occidental Petroleum Corp.	85	Apr 10	(27,600)
69	Potash Corporation of Saskatchewan Inc.	150	Jun 10	(7,314)
69	Potash Corporation of Saskatchewan Inc.	155	Jun 10	(4,899)

1,592				(123,973)

COLLATERALIZED PUTS
200	Freeport-McMoran Copper & Gold Inc.	70	May 10	(19,000)
200	Freeport-McMoran Copper & Gold Inc.	75	May 10	(36,200)
200	Massey Energy Co.	38	Apr 10	(2,000)
100	Massey Energy Co.	45	Apr 10	(3,500)
100	Massey Energy Co.	44	Jul 10	(26,500)

800				(87,200)

				$(211,173)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

In accordance with generally accepted accounting principles, fair value is defined as the price that the Corporation would receive upon selling an investment in an orderly transaction to an independent buyer. Additionally, a three-tier hierarchy has been established to classify fair value measurements and is summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other observable inputs obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using unobservable inputs and the Corporation's own assumptions, developed based on the best information available in the circumstances.

The Corporation's investments at March 31, 2010 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$650,848,386	$--	$--	$650,848,386
Short-term investments	10,301,531	--	--	10,301,531
Securities lending collateral	12,931,057	--	--	12,931,057

Total Investments	$674,080,974	$--	$--	$674,080,974

Written options	$(211,173)	$--	$--	$(211,173)

There were no transfers into or from Level 1 or Level 2 during the three months ended March 31, 2010.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2010 was $413,341,879 and net unrealized appreciation aggregated $260,739,095, of which the related gross unrealized appreciation and depreciation were $281,154,127 and $20,415,032, respectively.

3. INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Corporation is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Corporation may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Corporation has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Corporation to segregate certain securities or cash at its custodian when the option is written.

When the Corporation writes (purchases) an option, an amount equal to the premium received (paid) by the Corporation is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Corporation on the next business day. Cash deposits are placed in a registered money market fund. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2010, the Corporation had securities on loan of $12,677,429 and held cash collateral of $12,931,057. The Corporation is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date:	April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date:	April 16, 2010

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	April 16, 2010